Commitments (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lessee, Operating Lease, Liability, Maturity	The minimum lease payments under these operating leases are approximately as follows:

2023	$50,346
2024	12,417

Schedule of Consulting Agreement with Related Parties

The Company has the following management consulting agreements with related parties.

Company	Person	Role	Annual amount
T.M. Williams (ROW), Inc.	T. M. Williams	Chairman	$160,000
Bromley Accounting Services Ltd.	H. W. Bromley	CFO	CAD$215,000
Farcast Operations Inc.	T. H. Williams	VP Product	CAD$240,000